ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Accrued liabilities (USD $)	Jul. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Accrued liabilities [Abstract]
Accounts payable	$ 529,340	$ 527,208	$ 304,523
Payroll and related expenses	363,336	345,484	103,451
Accrued litigation expense, consulting and other professional fees	209,244	248,730	177,408
Accrued other	202,651	155,048	49,757
Total	$ 1,304,571	$ 1,276,470	$ 635,139